Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Schedule of Components of the Benefit of (Provision for) Income Taxes

Significant components of the benefit of (provision for) income taxes are as follows:

	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	December 31,	December 31,	December 31,	December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Current	(140,037)	(6,014,447)	(7,334,225)	(1,043,453)
Deferred	2,666,910	(547,502)	2,740	390
Income tax credit (expense)	2,526,873	(6,561,949)	(7,331,485)	(1,043,063)

Schedule of Reconciles China Statutory Rates to the Company’s Effective Tax Rate

The following table reconciles China statutory rates to the Company’s effective tax rate:

	For the	For the	For the
	year ended	year ended	year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
China statutory income tax rate	25.0%	25.0%	25.0%
Preferential tax rate in China	(20.0)%	(6.9)%	(4.2)%
Tax rate difference outside China (1)	(16.8)%	(10.7)%	(23.8)%
Change in valuation allowance	(5.0)%	(3.9)%	(2.9)%
Tax effect of true up to tax return	-%	0.4%	-%
Permanent difference	17.2%	2.0%	8.0%
Effective tax rate	0.4%	6.0%	2.1%

(1)	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, Singapore, and tax exempt in Cayman Islands.

Schedule of Components of Deferred Tax Assets

Significant components of deferred tax assets were as follows:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	USD
Deferred tax assets:
Allowance for expected credit loss	440,346	443,086	63,039
Less: valuation allowance	-	-	-
Deferred tax assets, net	440,346	443,086	63,039

Schedule of Taxes Payable

Taxes payable consisted of the following:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	USD
VAT taxes payable	514,344	439,126	62,475
Income taxes payable	10,133,811	17,323,701	2,464,674
Other taxes payable	4,214,654	904,411	128,673
Total	14,862,809	18,667,238	2,655,822